N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2018

Viking Mutual Funds

Kansas Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Maine Municipal Fund

New Hampshire Municipal Fund

Semi-Annual Report

January 31, 2018

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a “Fund”, and collectively the “Funds”) for the six months ended January 31, 2018. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee’s (“FOMC” or “Committee”) statement at the end of January noted that the labor market has continued to strengthen and that economic activity has been rising at a solid rate.  The Committee also noted that gains in employment, household spending, and business fixed investment have been solid, and the unemployment rate has stayed low. The Committee continues to expect that, with gradual adjustments in the stance of monetary policy, economic activity will expand at a moderate pace and labor market conditions will remain strong. In view of realized and expected labor market conditions and inflation, the Committee decided to maintain the target range for the federal funds rate at 1-1/4 to 1-1/2 percent, after raising it three times in 2017. The Committee expects that the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.

Municipal Bond Market Recap

Returns were positive for the municipal market in the third and fourth quarters of 2017, marking four consecutive quarters of positive returns for the year. Municipals continued to perform well as investors searched for relative safety in higher quality assets amid increasing tensions between the United States and North Korea, along with continued gridlock in Washington. The supply/demand dynamic continued to remain positive for municipals. Issuance for the third quarter came in at $77.9 billion nationally, a 26.3% decrease over the same period last year. However, issuance was significantly above average in the fourth quarter, more precisely December, as issuers feared the proposed tax bill in Congress would eliminate the tax-exempt status of private activity and advance refunding bonds. Though it didn’t go as far as eliminating both, it did eliminate the tax-exempt status of municipal advance refunding bonds, which will likely decrease overall supply of municipals going forward. It also limits the amount of state and local taxes that households may deduct to $10,000. The robust supply in the fourth quarter was met with strong demand as investors expected the supply in early 2018 to be very light due to the large amount of issuance pulled forward into 2017. Issuance for the fourth quarter came in at $129.2 billion nationally, a 31.1% increase over the same quarter last year. As anticipated January issuance came in far below average at $16.9 billion a 41.9% decrease from January 2017. The municipal market sold off in January posting its worst month since November 2016 and wiping out the Funds positive performance in the first five months of the semi-annual period. Speculation of rising rates, and diminished buying by banks and insurance companies weighed on the market. The yield curve flattened over the course of the semi-annual period with rates on the 10, 20 and 30 year AAA GO bonds increasing 40, 25, and 18 basis points respectively. Virtually the entire increase in rates occurred in the month of January as municipals tracked treasury rates higher.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has lead us to favor high quality, higher coupon (4% to 5%) bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating some negative impact to each Fund’s share price should a rise in rates occur.

The Kansas Municipal Fund began the period at $10.78 per share and ended the period at $10.61 per share for a total return of -0.27%. This compares to the Barclays Capital Municipal Index’s return of -0.19%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.87% and 9.4 years, respectively.

The Maine Municipal Fund began the period at $10.88 per share and ended the period at $10.69 per share for a total return of -0.63%. This compares to the Barclays Capital Municipal Index’s return of -0.19%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.78% and 9.2 years, respectively.

The Nebraska Municipal Fund began the period at $10.46 per share and ended the period at $10.31 per share for a total return of -0.28%. This compares to the Barclays Capital Municipal Index’s return of -0.19%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.90% and 11.3 years, respectively.

The New Hampshire Municipal Fund began the period at $10.55 per share and ended the period at $10.33 per share for a total return of -1.04%. This compares to the Barclays Capital Municipal Index’s return of -0.19%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.73% and 9.7 years, respectively.

The Oklahoma Municipal Fund began the period at $11.74 per share and ended the period at $11.53 per share for a total return of -0.69%. This compares to the Barclays Capital Municipal Index’s return of -0.19%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.68% and 10.8 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15%, 1.18%, 1.16%, 1.25%, and 1.53%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.16%	1.36%	1.94%	3.08%	4.06%
Class A With sales charge (2.50%)	-0.36%	0.52%	1.43%	2.82%	3.96%
* November 15, 1990 for Class A

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.96%	1.32%	1.97%	3.04%	3.58%
Class A With sales charge (2.50%)	0.41%	0.48%	1.46%	2.79%	3.47%
* November 17, 1993 for Class A

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.30%	1.36%	1.88%	3.28%	3.81%
Class A With sales charge (2.50%)	-0.30%	0.52%	1.37%	3.02%	3.69%
* September 25, 1996 for Class A

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.81%	0.64%	1.42%	2.81%	4.18%
Class A With sales charge (2.50%)	-0.78%	-0.21%	0.90%	2.55%	4.08%
* December 5, 1991 for Class A

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.25%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers nd expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2018

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	1.60%	0.20%	1.06%	2.50%	3.76%
With sales charge (2.5%)	-0.97%	-0.64%	0.55%	2.25%	3.65%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.53%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2018 (unaudited)

General Obligation	48.9%
Health Care	18.2%
Other Revenue	13.1%
Utilities	12.4%
Cash Equivalents and Other	3.2%
Transportation	2.8%
Education	1.4%
Housing	0.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2018 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.8%)

Education (1.4%)
Kansas Development Finance Authority 5.000% 09/01/2039	$200,000	$208,612
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	271,195
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	345,000	352,787
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,328
		847,922
General Obligation (48.9%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	286,950
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	284,027
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	281,487
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	280,375
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	559,160
Butler County Unified School District No 402 Augusta 5.250% 09/01/2021	560,000	572,538
Butler County Unified School District No 402 Augusta 4.000% 09/01/2030	250,000	274,935
Butler County Unified School District No 385 Andover 5.000% 09/01/2018	500,000	510,680
County of Clay KS 4.000% 10/01/2036	500,000	516,230
Cowley County Unified School District No 470 Arkansas City 5.500% 09/01/2021	100,000	102,289
Cowley County Unified School District No 470 Arkansas City 4.750% 09/01/2027	490,000	500,687
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	343,193
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	104,662
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	273,490
Douglas County Unified School District No 491 Eudora 5.500% 09/01/2024	250,000	256,005
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2023	375,000	395,812
Douglas County Unified School District No 491 Eudora 5.125% 09/01/2029	250,000	264,362
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,323,520
Harvey County Unified School District No 373 Newton 4.000% 09/01/2018	250,000	254,395
Harvey County Unified School District No 373 Newton 5.000% 09/01/2023	200,000	204,532
Harvey County Unified School District No 373 Newton 5.000% 09/01/2025	1,000,000	1,022,660
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	153,803
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	159,499
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	130,963
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	125,269
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	525,295
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	286,755
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2029	500,000	544,090
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2018	150,000	152,760
City of Junction City KS 5.000% 09/01/2025	5,000	5,014
City of Junction City KS 4.250% 09/01/2021	100,000	104,396
City of Junction City KS 4.400% 09/01/2022	100,000	104,630
City of Junction City KS 4.500% 09/01/2023	100,000	104,786
Leavenworth County Unified School District No 453 5.250% 03/01/2024	200,000	212,496
Leavenworth County Unified School District No 453 4.750% 09/01/2025	300,000	317,376
*Leavenworth County Unified School District No 453 5.125% 03/01/2029	1,000,000	1,062,000
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	562,390
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	341,014
Leavenworth County Unified School District No 469 4.000% 09/01/2032	500,000	526,085
City of Leawood KS 5.000% 09/01/2024	500,000	589,850
Wichita County Unified School District 467 Leoti 5.000% 10/01/2018	100,000	102,582
City of Manhattan KS 5.000% 11/01/2028	130,000	133,427
City of Manhattan KS 5.000% 11/01/2019	1,000,000	1,057,200
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	150,129
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	116,806
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	11,002
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	261,250
City of Newton KS 5.000% 09/01/2021	100,000	105,550
City of Newton KS 4.750% 09/01/2029	435,000	457,446
City of Park City KS 5.100% 12/01/2020	200,000	213,386
City of Park City KS 5.500% 12/01/2024	100,000	107,414
City of Park City KS 6.000% 12/01/2029	500,000	541,580
City of Park City KS 5.375% 12/01/2025	250,000	267,360
County of Scott KS 5.000% 04/01/2032	500,000	572,385
Scott County Unified School District No 466 Scott City 5.000% 09/01/2034	500,000	554,915
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,002
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2018	100,000	102,302
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2028	485,000	496,165
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2028	15,000	15,273
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2024	245,000	250,177
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2024	5,000	5,104
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	1,000,000	1,124,520
Sedgwick County Unified School District No 265 Goddard 4.250% 10/01/2020	750,000	766,500
Sedgwick County Unified School District No 265 Goddard 4.500% 10/01/2026	250,000	255,660
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	215,000	219,853
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	10,000	10,225
County of Seward KS 5.000% 08/01/2034	260,000	282,045
County of Seward KS 5.000% 08/01/2034	240,000	257,198
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	571,295
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	551,600
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	96,858
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	415,000	468,415
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029	1,000,000	1,148,230
City of Topeka KS 4.000% 08/15/2023	245,000	267,753
City of Wichita KS 4.500% 09/01/2022	150,000	151,554
City of Wichita KS 4.750% 09/01/2027	180,000	181,886
Wyandotte County Unified School District No 202 Turner 5.250% 09/01/2018	100,000	102,507
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	286,355
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,166,430
		30,055,799
Health Care (18.2%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,079,701
Ashland Public Building Commission 5.000% 09/01/2035	500,000	524,990
Ashland Public Building Commission 5.000% 09/01/2032	550,000	585,822
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,031,930
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	465,241
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	67,638
Kansas Development Finance Authority 5.150% 11/15/2023	250,000	265,113
Kansas Development Finance Authority 5.250% 11/15/2024	250,000	266,808
Kansas Development Finance Authority 5.500% 11/15/2029	100,000	106,031
Kansas Development Finance Authority 5.000% 05/15/2025	250,000	260,418
Kansas Development Finance Authority 5.000% 05/15/2035	1,000,000	1,044,810
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	795,325
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	105,697
Lincoln County Public Building Commission 5.500% 03/01/2035	500,000	501,710
City of Manhattan KS 5.000% 11/15/2023	250,000	279,703
City of Manhattan KS 5.000% 11/15/2024	250,000	278,313
City of Manhattan KS 5.000% 11/15/2029	500,000	544,335
City of Olathe KS 5.000% 09/01/2030	250,000	263,350
City of Olathe KS 4.000% 09/01/2028	250,000	259,144
City of Olathe KS 4.000% 09/01/2030	445,000	459,160
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	512,295
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	556,685
University of Kansas Hospital Authority 5.000% 03/01/2031	500,000	571,920
City of Wichita KS 5.000% 11/15/2029	300,000	335,244
		11,161,383
Other Revenue (13.1%)
Butler County Public Building Commission 4.500% 10/01/2021	160,000	160,392
City of Dodge City KS 5.000% 06/01/2021	310,000	324,626
City of Dodge City KS 4.400% 06/01/2025	350,000	363,797
City of Dodge City KS 4.500% 06/01/2028	100,000	104,073
*City of Dodge City KS 5.250% 06/01/2031	1,000,000	1,050,470
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	517,820
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	523,160
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	257,893
Lincoln County Public Building Commission 5.000% 03/01/2028	250,000	250,753
City of Manhattan KS 5.000% 12/01/2026	470,000	479,522
City of Manhattan KS 4.500% 12/01/2025	500,000	529,470
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,069,300
County of Neosho KS 4.000% 10/01/2023	500,000	518,580
Topeka Public Building Commission 5.000% 06/01/2022	255,000	263,003
Washington County Public Building Commission 4.000% 09/01/2028	600,000	635,346
Washington County Public Building Commission 5.000% 09/01/2032	500,000	568,695
Washington County Public Building Commission 5.000% 09/01/2037	400,000	454,956
		8,071,856
Transportation (2.8%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	581,595
State of Kansas Department of Transportation 5.000% 09/01/2034	500,000	578,460
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	289,603
Kansas Development Finance Authority 4.625% 10/01/2026	250,000	255,243
		1,704,901
Utilities (12.4%)
Chisholm Creek Utility Authority 4.000% 09/01/2029	250,000	267,773
Johnson County Water District No 1 5.000% 07/01/2022	725,000	823,332
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,130,200
Kansas Power Pool 4.500% 12/01/2028	500,000	521,360
Kansas Power Pool 5.000% 12/01/2031	750,000	820,853
Kansas Power Pool 4.000% 12/01/2031	500,000	528,565
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2024	200,000	207,521
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2029	500,000	518,805
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	269,175
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,397,763
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	555,980
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	572,850
		7,614,177

TOTAL MUNICIPAL BONDS (COST: $57,754,201)		$59,456,038

OTHER ASSETS LESS LIABILITIES (3.2%)		1,935,842

NET ASSETS (100.0%)		$61,391,880

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2018 (unaudited)

Utilities	33.2%
General Obligation	26.3%
Education	21.0%
Health Care	7.1%
Other Revenue	6.2%
Transportation	2.4%
Cash Equivalents and Other	2.1%
Housing	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2018 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (21.0%)
County of Douglas NE 5.500% 07/01/2030	$350,000	$382,108
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,650,884
Douglas County Hospital Authority No 2 4.750% 09/01/2028	200,000	203,770
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	250,000	272,207
Nebraska Elementary & Secondary School Finance Authority 4.750% 09/01/2028	250,000	254,433
University of Nebraska Facilities Corp 5.000% 12/15/2025	1,500,000	1,788,584
University of Nebraska 5.000% 07/01/2035	1,500,000	1,704,255
University of Nebraska 5.000% 05/15/2035	500,000	569,265
University of Nebraska 5.000% 05/15/2033	250,000	288,208
University of Nebraska 5.000% 05/15/2033	600,000	606,258
University of Nebraska 4.000% 07/01/2024	250,000	257,290
University of Nebraska 4.500% 05/15/2030	250,000	265,625
University of Nebraska 5.000% 05/15/2035	275,000	295,259
University of Nebraska 5.000% 07/01/2042	1,000,000	1,092,930
University of Nebraska 5.000% 07/01/2038	250,000	277,540
		9,908,616
General Obligation (26.3%)
Omaha School District 5.000% 12/15/2029	1,630,000	1,947,752
Elkhorn School District 4.000% 12/15/2034	300,000	315,375
Elkhorn School District 4.000% 12/15/2030	500,000	532,960
Hall County Airport Authority 5.000% 07/15/2030	410,000	439,614
Hall County Airport Authority 5.000% 07/15/2031	435,000	465,751
Grand Island Public Schools 5.000% 12/15/2033	500,000	564,150
Grand Island Public Schools 5.000% 12/15/2039	500,000	567,355
City of Omaha NE 5.000% 04/15/2025	750,000	884,865
City of Omaha NE 5.000% 04/15/2027	955,000	1,130,414
City of Omaha NE 5.000% 04/15/2028	500,000	587,465
City of Omaha NE 5.000% 10/15/2025	45,000	47,591
City of Omaha NE 5.000% 10/15/2025	205,000	217,036
Papillion La Vista School District 5.000% 12/01/2028	250,000	257,215
Papio Missouri River Natural Resource District 5.000% 12/15/2026	250,000	255,135
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,028,900
Platte County School District No 1 Columbus Public Schools 5.000% 12/15/2039	750,000	842,925
City of Ralston NE 4.500% 09/15/2031	500,000	453,370
Gretna Public Schools 5.000% 12/15/2035	250,000	283,203
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	286,918
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,298,300
		12,406,294
Health Care (7.1%)
Adams County Hospital Authority No 1 5.250% 12/15/2033	250,000	253,593
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	527,935
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	231,438
Douglas County Hospital Authority No 3 5.500% 11/01/2038	795,000	818,731
Douglas County Hospital Authority No 3 5.500% 11/01/2038	415,000	427,388
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	274,248
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	273,353
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	273,188
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	261,558
		3,341,432
Housing (1.7%)
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	263,968
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	527,935
		791,903
Other Revenue (6.2%)
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	829,028
Nebraska Cooperative Republican Platte Enhancement Project 5.125% 12/15/2033	250,000	256,628
Nebraska Cooperative Republican Platte Enhancement Project 5.000% 12/15/2038	160,000	164,083
Nebraska Cooperative Republican Platte Enhancement Project 4.000% 12/15/2026	250,000	260,935
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	116,438
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,124,190
Upper Republican Natural Resource District 4.000% 12/15/2024	200,000	204,672
		2,955,974
Transportation (2.4%)
City of Lincoln NE 5.500% 08/15/2031	500,000	549,285
Omaha Airport Authority 5.000% 12/15/2027	500,000	581,655
		1,130,940
Utilities (33.2%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,221,280
Central Plains Energy Project 5.250% 09/01/2037	500,000	561,865
Central Plains Energy Project 5.000% 09/01/2042	500,000	555,320
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	105,945
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	283,163
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	525,240
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,103,610
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	302,151
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	434,400
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	258,595
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	257,820
Metropolitan Utilities District of Omaha 4.000% 12/15/2024	750,000	808,770
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	268,804
Municipal Energy Agency of Nebraska 5.125% 04/01/2024	195,000	203,414
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	549,360
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	109,504
Nebraska Public Power District 5.000% 01/01/2041	250,000	283,690
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,644,500
Nebraska Public Power District 5.000% 01/01/2028	250,000	277,780
Nebraska Public Power District 5.000% 01/01/2030	500,000	553,734
Omaha Public Power District 5.500% 02/01/2033	100,000	100,000
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	287,992
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	286,650
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	571,630
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	262,337
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	283,042
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	509,583
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	420,980
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	382,312
Southern Public Power District 5.000% 12/15/2023	250,000	258,283
		15,671,754

TOTAL MUNICIPAL BONDS (COST: $45,037,901)		$46,206,913

OTHER ASSETS LESS LIABILITIES (2.1%)		989,836

NET ASSETS (100.0%)		$47,196,749

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2018 (unaudited)

Utilities	38.9%
Other Revenue	24.9%
Education	19.7%
Transportation	7.3%
General Obligation	4.1%
Health Care	3.3%
Cash Equivalents and Other	1.8%
Housing	0.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2018 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.2%)

Education (19.7%)
Okarche Economic Development Authority 5.000% 09/01/2023	$250,000	$278,347
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/2039	140,000	146,842
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	740,000	771,583
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	778,732
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	258,908
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	556,255
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	285,758
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	564,030
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	554,125
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	295,744
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	305,605
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	320,586
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	330,246
University of Oklahoma/The 5.000% 07/01/2036	1,000,000	1,014,680
University of Oklahoma/The 5.000% 07/01/2037	290,000	319,876
University of Oklahoma/The 5.000% 07/01/2041	250,000	272,965
University of Oklahoma/The 5.000% 07/01/2036	500,000	558,900
University of Oklahoma/The 4.000% 07/01/2040	650,000	673,888
University of Oklahoma/The 5.000% 07/01/2038	500,000	556,255
		8,843,325
General Obligation (4.1%)
City of Broken Arrow OK 4.125% 08/01/2031	180,000	189,187
*City of Oklahoma City OK 4.000% 03/01/2024	1,000,000	1,099,700
City of Oklahoma City OK 5.000% 03/01/2023	500,000	574,250
		1,863,137
Health Care (3.3%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	413,581
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	284,730
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	255,372
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	280,880
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	258,200
		1,492,763
Other Revenue (24.9%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	296,277
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	269,342
City of Oklahoma City OK 5.000% 03/01/2032	250,000	266,738
City of Oklahoma City OK 5.000% 03/01/2034	500,000	531,270
City of Oklahoma City OK 5.000% 03/01/2033	250,000	264,155
Oklahoma City Public Property Authority 4.500% 10/01/2031	155,000	155,022
Oklahoma City Public Property Authority 5.000% 10/01/2018	265,000	271,015
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	402,952
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	457,844
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	710,931
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	255,295
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	920,512
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	289,148
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	571,130
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	295,428
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	520,280
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	154,518
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	535,060
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	271,353
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	520,420
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	588,808
Tulsa County Industrial Authority 3.000% 09/01/2027	245,000	245,907
Tulsa County Public Facilities Authority 3.000% 11/01/2022	500,000	519,590
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	455,650
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	248,218
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	265,426
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	388,940
Tulsa Parking Authority 4.000% 07/01/2025	500,000	525,940
		11,197,169
Transportation (7.3%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	859,200
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,069,110
Oklahoma Turnpike Authority 5.000% 01/01/2022	250,000	272,930
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	270,530
Oklahoma Turnpike Authority 4.000% 01/01/2031	500,000	520,315
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	274,172
		3,266,257
Utilities (38.9%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	782,550
Clinton Public Works Authority 4.000% 12/01/2039	500,000	515,725
Coweta Public Works Authority 5.000% 08/01/2034	245,000	256,978
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,025,740
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	269,906
Grand River Dam Authority 5.000% 06/01/2027	1,000,000	1,012,040
Grand River Dam Authority 4.800% 06/01/2033	200,000	202,276
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,150,880
Grand River Dam Authority 5.000% 06/01/2033	500,000	563,310
Holdenville Public Works Authority 5.000% 11/01/2033	620,000	680,524
Miami Special Utility Authority 4.000% 12/01/2036	500,000	521,345
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,176,500
Oklahoma City Water Utilities Trust 4.000% 07/01/2034	250,000	259,158
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	274,428
Oklahoma City Water Utilities Trust 5.000% 07/01/2029	1,000,000	1,153,530
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	114,477
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	182,831
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	250,000	289,913
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	1,180,000	1,264,759
Oklahoma Municipal Power Authority 5.000% 01/01/2038	575,000	646,427
Oklahoma Water Resources Board 5.000% 04/01/2028	500,000	521,150
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	155,354
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	161,682
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	103,468
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	830,977
Seminole Utilities Authority 3.000% 09/01/2024	100,000	101,222
Seminole Utilities Authority 3.150% 09/01/2025	380,000	382,554
Seminole Utilities Authority 3.300% 09/01/2026	315,000	321,076
Tulsa Metropolitan Utility Authority 5.000% 10/01/2025	500,000	601,240
		17,522,020

TOTAL MUNICIPAL BONDS (COST: $43,191,830)		$44,184,671

OTHER ASSETS LESS LIABILITIES (1.8%)		814,893

NET ASSETS (100.0%)		$44,999,564

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2018 (unaudited)

Health Care	28.2%
General Obligation	27.9%
Education	15.4%
Transportation	11.7%
Other Revenue	6.1%
Cash Equivalents and Other	4.4%
Housing	3.6%
Utilities	2.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2018 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.6%)

Education (15.4%)
ME Edl Std Ln Cl A A3 5.875% 12/01/2039	$120,000	$124,729
ME Edl Suppl Ed A A1 4.450% 12/01/2025	100,000	104,915
ME Hlth & Hgr Ed A 5.000% 07/01/2039	500,000	566,880
ME Hlth & Hgr Ed A 5.000% 07/01/2034	250,000	281,583
ME Hlth & Hgr C 4.750% 07/01/2031	250,000	266,570
ME Hlth & Hgr Ed 4.000% 07/01/2024	270,000	292,561
ME Hlth & Hgr A 5.000% 07/01/2026	940,000	1,094,263
Regl Sch Unit #1 5.000% 02/01/2026	100,000	109,028
		2,840,529
General Obligation (27.9%)
Auburn A 4.500% 09/01/2022	100,000	111,098
Auburn 5.000% 09/01/2021	250,000	275,658
Bangor Ser A 4.000% 09/01/2024	155,000	157151
Biddeford 4.000% 10/01/2026	250,000	280,633
Gorham 4.000% 10/01/2023	100,000	106,934
Gray 4.000% 10/15/2026	280,000	291,572
Gray 4.000% 10/15/2027	280,000	291,572
Maine St B 4.000% 06/01/2020	150,000	160,230
Maine St B 5.000% 06/01/2025	500,000	597,795
ME Hsg Ser 1 5.000% 06/15/2024	250,000	266,268
Portland A 4.250% 05/01/2029	150,000	154,245
Portland Ser B 4.125% 10/01/2029	100,000	103,097
Portland Ref 5.000% 08/01/2021	125,000	140,385
Portland Ref 5.000% 08/01/2022	125,000	140,248
Portland 5.000% 04/01/2028	250,000	303,110
Saco 4.000% 04/01/2028	100,000	103,821
Scarborough Ref 4.000% 11/01/2028	100,000	107,097
ME Sch Admin Dist #15 4.000% 11/01/2026	145,000	163,907
ME Sch Admin Dist #15 4.000% 11/01/2027	145,000	164,682
Sch Admin #51 4.250% 10/15/2029	250,000	261,338
Maine Sd #51 4.000% 10/15/2029	100,000	110,097
Waterville A 4.000% 07/01/2025	135,000	144,387
Wells Ogunquit Sd 4.000% 11/01/2024	100,000	113,290
Westbrook 5.000% 10/15/2026	490,000	578,822
		5,127,437
Health Care (28.2%)
ME Hlth & Hgr A Prerf 5.000% 07/01/2020	50,000	54,071
ME Hlth & Hgr A Unref 5.000% 07/01/2020	130,000	140,098
ME Hlth & Hgr B Prerf 4.500% 07/01/2031	10,000	10696
ME Hlth & Hgr B Prerf 5.250% 07/01/2023	10,000	10,876
ME Hlth & Hgr B Unref 4.500% 07/01/2031	190,000	196,031
ME Hlth & Hgr B Unref 5.250% 07/01/2023	190,000	204,873
ME H/E Auth 5.000% 07/01/2020	250,000	268,865
ME H/E Auth 5.000% 07/01/2040	250,000	264,960
*ME Hlth & Hgr Ed 5.000% 07/01/2029	1,000,000	1,103,940
ME Hlth & Hgr Ed 5.000% 07/01/2030	500,000	556,260
ME Hlth & Hgr Ed 5.000% 07/01/2031	500,000	551,055
ME Hlth & Hgr A Prerf 5.000% 07/01/2023	15,000	17,411
ME Hlth & Hgr A Unref 5.000% 07/01/2023	235,000	270,382
ME Hlth &Hgr Ed Unref 5.000% 07/01/2022	30,000	30,017
Maine Hlth & Ed Prerf 5.000% 07/01/2039	195,000	204,530
Maine Hlth & Ed Prerf 5.000% 07/01/2026	35,000	36,710
Maine Hlth & Ed Unref 5.000% 07/01/2039	415,000	429,733
Maine Hlth & Ed Unref 5.000% 07/01/2026	80,000	83,532
ME Hlth & Edu Preref 5.125% 07/01/2039	245,000	257,294
ME Hlth & Edu Unref 5.125% 07/01/2039	470,000	488,969
		5,180,303
Housing (3.6%)
Maine St Hsg Auth Mtg 4.000% 11/15/2035	435,000	443,931
ME Hsg Auth E 1 Ref 4.000% 11/15/2030	205,000	209,430
		653,361
Other Revenue (6.1%)
ME Govtl Facs Auth A 4.000% 10/01/2024	200,000	211,664
ME Mun Bd Bk A 4.000% 11/01/2038	125,000	129,174
ME Mun Bd Bk B Ref 5.000% 11/01/2025	125,000	141,511
ME Muni Bond Bk C 5.000% 11/01/2027	100,000	116,803
ME Bd Bk C Unref 4.900% 11/01/2024	5,000	5,001
*Pr Fin Comwlth Ser A 5.375% 06/01/2018	515,000	521,056
		1,125,209
Transportation (11.7%)
*Maine Mun Bd Bk 5.000% 09/01/2024	1,000,000	1,054,200
ME Muni Bond Bk A Ref 5.000% 09/01/2024	210,000	246,441
ME Tpk Auth Spl Obl 4.000% 07/01/2032	250,000	258,855
Portland Arpt Gen 5.250% 01/01/2035	250,000	260,075
Portland Arpt Rev Ref 5.000% 07/01/2022	100,000	111,753
Portland Arpt Rev Ref 5.000% 07/01/2023	100,000	113,124
Portland Arpt Rev Ref 5.000% 07/01/2024	100,000	112,219
		2,156,667
Utilities (2.7%)
*Kennebunk Lt/Pwr Dist 5.000% 08/01/2022	500,000	500,685

TOTAL MUNICIPAL BONDS (COST: $17,178,091)		$17,584,191

OTHER ASSETS LESS LIABILITIES (4.4%)		804,039

NET ASSETS (100.0%)		$18,388,230

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2018 (unaudited)

General Obligation	40.3%
Health Care	21.8%
Education	14.5%
Housing	8.3%
Utilities	6.1%
Cash Equivalents and Other	5.9%
Transportation	3.1%
Other Revenue	0.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2018 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.1%)

Education (14.5%)
New Hampshire Hlth 5.000% 07/01/2027	$120,000	$139,067
NH H/E-C-Pinkerton Ac 4.625% 06/01/2030	175,000	179,405
NH Hlth & Edu 5.000% 01/01/2020	100,000	106,372
NH Hlth Univ Sys 5.250% 06/01/2039	100,000	104,993
		529,837
General Obligation (40.3%)
Cheshire Co 5.000% 10/15/2030	125,000	148,780
Concord-Cap Impt 4.000% 01/15/2030	100,000	108,970
Dover 4.000% 06/15/2028	100,000	106,046
*Grafton Co-Ref 5.000% 07/01/2028	250,000	298,552
Nashua Ref 5.000% 10/01/2024	70,000	83,058
NH Mun Bd Bk- B 4.000% 08/15/2042	150,000	158,087
*NH Mun Bd Bk- D 4.000% 07/15/2025	175,000	181,256
Portsmouth-Cap Impt 4.000% 12/01/2030	100,000	104,961
Salem Sd 4.000% 12/01/2027	250,000	274,000
		1,463,710
Health Care (21.8%)
NH H/E-A-Wentworth Do 5.500% 01/01/2026	100,000	110,622
*NH H/E-Covenant-B 5.000% 07/01/2024	100,000	101,207
*NH H/E-Covenant-B 5.000% 07/01/2031	150,000	151,392
NH St Ed Facs Auth-A 5.000% 10/01/2026	100,000	110,247
NH Hlth & Ed 5.000% 07/01/2042	50,000	52,450
New Hampshire Hlth 5.000% 06/01/2020	125,000	130,559
New Hampshire Hlth 5.250% 06/01/2026	125,000	134,320
		790,797
Housing (8.3%)
NH Hsg-Sfm-B-Non Amt 4.625% 07/01/2025	135,000	137,529
NH Hsg Fin-Sfm-C 4.875% 07/01/2028	55,000	57,336
NH Hsg Fin-Non Amt-A 5.200% 07/01/2031	100,000	106,022
		300,887
Transportation (3.1%)
NH St Tpk Sys-Ser C 5.000% 08/01/2025	100,000	113,147

Utilities (6.1%)
NH Bus Fin Auth-Amt-A 5.000% 01/01/2029	100,000	110,998
NH Bus Fin Auth-Amt-A 5.000% 01/01/2030	100,000	110,987
		221,985

TOTAL MUNICIPAL BONDS (COST: $3,375,220)		$3,420,363

OTHER ASSETS LESS LIABILITIES (5.9%)		212,737

NET ASSETS (100.0%)		$3,633,100

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2018 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$57,754,201	$45,037,901	$43,191,830	$17,178,091	$3,375,220

Investments in securities, at fair value	$59,456,038	$46,206,913	$44,184,671	$17,584,191	$3,420,363
Cash	1,080,922	618,680	420,289	680,955	196,892
Receivable for Fund shares sold	0	1,834	8,433	0	0
Accrued interest receivable	957,813	454,784	508,079	150,524	24,079
Receivable due from broker	10,384	10,002	8,664	6,214	2,960
Prepaid expenses	3,155	4,283	3,276	2,742	371
Total assets	$61,508,312	$47,296,496	$45,133,412	$18,424,626	$3,644,665

LIABILITIES
Payable for Fund shares redeemed	$2,504	$9,955	$41,647	$3,239	$20
Dividends payable	41,389	32,955	39,287	6,365	3,044
Trustees' fees payable	437	339	325	132	27
Payable to affiliates	60,869	48,286	44,366	22,402	6,280
Accrued expenses	11,233	8,212	8,223	4,258	2,194
Total liabilities	$116,432	$99,747	$133,848	$36,396	$11,565

NET ASSETS	$61,391,880	$47,196,749	$44,999,564	$18,388,230	$3,633,100

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$60,160,831	$46,780,759	$44,477,583	$18,363,377	$3,794,379
Accumulated net realized gain (loss) on investments	(478,685)	(754,125)	(470,813)	(398,620)	(210,063)
Accumulated undistributed net investment income (loss)	7,897	1,103	(47)	17,373	3,641
Unrealized appreciation (depreciation) on investments	1,701,837	1,169,012	992,841	406,100	45,143

NET ASSETS	$61,391,880	$47,196,749	$44,999,564	$18,388,230	$3,633,100

Net Assets - Class A	$60,966,363	$47,186,854	$44,914,692	$17,965,538	$3,633,100
Net Assets - Class I^	$425,517	$9,895	$84,872	$422,692	$ N/A
Shares outstanding - Class A	5,746,069	4,578,466	3,895,732	1,680,888	351,848
Shares outstanding - Class I^	40,077	960	7,358	39,541	N/A
Net asset value per share - Class A*	$10.61	$10.31	$11.53	$10.69	$10.33
Net asset value per share - Class I^	$10.62	$10.31	$11.53	$10.69	$ N/A
Public offering price - Class A (sales charge of 2.50%)	$10.88	$10.57	$11.83	$10.96	$10.59

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

^ Class I commenced operations on November 1, 2017 in all funds except New Hampshire Municipal Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2018 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,116,216	$808,576	$751,006	$310,060	$73,547
Total investment income	$1,116,216	$808,576	$751,006	$310,060	$73,547

EXPENSES
Administrative service fees	$58,702	$49,547	$48,138	$28,570	$15,443
Investment Advisory Fees	155,640	122,944	117,912	48,023	11,945
Audit fees	6,852	5,411	5,191	2,114	526
Custodian fees	3,075	2,328	2,421	1,089	532
Legal fees	1,979	1,564	1,500	611	152
Professional Fees	7,985	6,574	6,356	3,337	1,778
Reports to Shareholders Fee	1,762	1,242	1,040	600	191
License, fees, and registrations	1,950	7,671	2,335	1,378	607
Trustees’ fees	2,474	1,954	1,874	763	190
Insurance expense	1,044	825	791	322	80
Transfer Agent Fees	38,866	31,019	29,811	13,038	2,867
Distribution (12b-1) fees	77,659	61,466	58,949	23,865	5,972
Transfer agent out of Pocket	2,453	1,966	403	1,746	615
Total expenses	$360,441	$294,511	$276,721	$125,456	$40,898
Less expenses waived or reimbursed (See Note 7)	(55,210)	(53,228)	(45,384)	(31,276)	(17,392)
Total net expenses	$305,231	$241,283	$231,337	$94,180	$23,506

NET INVESTMENT INCOME (LOSS)	$810,985	$567,293	$519,669	$215,880	$50,041

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,447)	$(651)	$(26,012)	$(8,157)	$54,697
Net change in unrealized appreciation (depreciation) on investments	(1,005,598)	(685,935)	(789,341)	(333,524)	(135,855)
Net realized and unrealized gain (loss) on investments	$(1,007,045)	$(686,586)	$(815,353)	$(341,681)	$(81,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,060)	$(119,293)	$(295,684)	$(125,801)	$(31,117)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2018 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$810,985	$567,293	$519,669	$215,880	$50,041
Net realized gain (loss) from investment transactions	(1,447)	(651)	(26,012)	(8,157)	54,697
Net change in unrealized appreciation (depreciation) on investments	(1,005,598)	(685,935)	(789,341)	(333,524)	(135,855)
Net increase (decrease) in net assets resulting from operations	$(196,060)	$(119,293)	$(295,684)	$(125,801)	$(31,117)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(808,554)	$(567,233)	$(519,571)	$(213,513)	$(49,821)
Net investment income - Class I*	(1,852)	(65)	(88)	(1,480)	N/A
Total distributions	$(810,406)	$(567,298)	$(519,659)	$(214,993)	$(49,821)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,461,841	$900,443	$1,397,249	$501,208	$24,521
Proceeds from sale of shares - Class I*	429,623	10,000	85,370	427,786	N/A
Proceeds from reinvested dividends - Class A	572,183	383,050	305,295	175,829	28,240
Proceeds from reinvested dividends - Class I*	1,781	0	0	1,233	N/A
Cost of shares redeemed - Class A	(3,841,134)	(3,504,826)	(3,347,042)	(2,188,450)	(2,325,611)
Cost of shares redeemed - Class I*	(1,230)	0	0	(41)	N/A
Net increase (decrease) in net assets resulting from capital share transactions	$623,064	$(2,211,333)	$(1,559,128)	$(1,082,435)	$(2,272,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(383,402)	$(2,897,924)	$(2,374,471)	$(1,423,229)	$(2,353,788)
NET ASSETS, BEGINNING OF PERIOD	$61,775,282	$50,094,673	$47,374,035	$19,811,459	$5,986,888
NET ASSETS, END OF PERIOD	$61,391,880	$47,196,749	$44,999,564	$18,388,230	$3,633,100

Accumulated undistributed net investment income (loss)	$7,897	$1,103	$(47)	$17,373	$3,641

*Class I commenced operations on November 1, 2017 in all funds except New Hampshire Municipal Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2017

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,681,751	$1,167,452	$1,073,667	$467,841	$134,011
Net realized gain (loss) from investment transactions	(253,811)	(492,161)	(87,991)	(390,463)	(249,029)
Net change in unrealized appreciation (depreciation) on investments	(1,626,406)	(1,124,529)	(1,368,876)	(401,692)	(72,824)
Net increase (decrease) in net assets resulting from operations	$(198,466)	$(449,238)	$(383,200)	$(324,314)	$(187,842)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – Class A	$(1,680,455)	$(1,167,219)	$(1,073,720)	$(466,098)	$(133,449)
Total distributions	$(1,680,455)	$(1,167,219)	$(1,073,720)	$(466,098)	$(133,449)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$6,369,077	$9,282,002	$9,051,600	$3,536,640	$694,646
Proceeds from reinvested dividends – Class A	1,186,586	800,377	673,134	371,287	88,683
Cost of shares redeemed – Class A	(4,390,351)	(4,588,291)	(7,611,812)	(3,519,043)	(1,229,478)
Net increase (decrease) in net assets resulting from capital share transactions	$3,165,312	$5,494,088	$2,112,922	$388,884	$(446,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,286,391	$3,877,631	$656,002	$(401,528)	$(767,440)
NET ASSETS, BEGINNING OF PERIOD	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328
NET ASSETS, END OF PERIOD	$61,775,282	$50,094,673	$47,374,035	$19,811,459	$5,986,888

Accumulated undistributed net investment income (loss)	$7,322	$1,109	$(53)	$16,517	$3,421

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of seven series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund (“ME Muni Fund”) and New Hampshire Municipal Fund (“NH Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

On May 18, 2017, the Board of Trustees approved the reorganization of each series of the Integrity Managed Portfolios (Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund) into the corresponding series of Viking Mutual Funds and the addition of I shares to each corresponding series. The reorganization was also approved by each Fund’s shareholders at a special meeting held on September 21, 2017. The reorganization occurred at the close of business on October 31, 2017.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 29, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Organizational expenses—All organizational and offering expenses of the Trust were borne by the Investment Advisor and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$59,456,038	$0	$59,456,038
	Total	$0	$59,456,038	$0	$59,456,038

NE Muni Fund	Municipal Bonds	$0	$46,206,913	$0	$46,206,913
	Total	$0	$46,206,913	$0	$46,206,913

OK Muni Fund	Municipal Bonds	$0	$44,184,671	$0	$44,184,671
	Total	$0	$44,184,671	$0	$44,184,671

ME Muni Fund	Municipal Bonds	$0	$17,584,191	$0	$17,584,191
	Total	$0	$17,584,191	$0	$17,584,191

NH Muni Fund	Municipal Bonds	$0	$3,420,363	$0	$3,420,363
Total		$0	$3,420,363	$0	$3,420,363

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2018. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2018. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2018.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2018, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$5,753,850	$860,685	$1,988,306	$566,165	$400,347
Sales	$4,726,681	$2,106,735	$1,280,864	$1,828,884	$2,580,378

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/18:
	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	322,087	86,229	119,284	46,179	2,329
Shares issued from reinvestments	53,373	36,770	26,158	16,259	2,692
Shares redeemed	(357,406)	(335,109)	(286,078)	(201,666)	(220,401)
Net increase (decrease)	18,054	(212,110)	(140,636)	(139,228)	(215,380)

Class I*
Shares sold	40,025	960	7,358	39,430
Shares issued from reinvestments	167	0	0	115
Shares redeemed	(115)	0	0	(4)
Net increase (decrease)	40,077	960	7,358	39,541

Year Ended 7/31/17:
	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Class A	Fund	Fund	Fund	Fund	Fund
Shares sold	588,008	884,199	769,237	323,622	65,738
Shares issued from reinvestments	110,018	76,788	57,561	34,094	8,390
Shares redeemed	(406,064)	(441,003)	(651,227)	(324,669)	(116,826)
Net increase (decrease)	291,962	519,984	175,571	33,047	(42,698)

*Class I commenced operations on November 1, 2017 in all funds except New Hampshire Municipal Fund.

NOTE 6: Income Tax Information

At July 31, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$56,939,675	$46,518,812	$42,719,450	$18,522,344	$5,519,398
Unrealized appreciation	$2,816,494	$1,932,194	$1,884,294	$759,739	$186,290
Unrealized depreciation	(101,742)	(76,140)	(102,165)	(3,629)	(1,871)
Net unrealized appreciation*	$2,714,752	$1,856,054	$1,782,129	$756,110	$184,419

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions accrued were as follows:

Year Ended 7/31/17:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,680,455	$1,167,219	$1,073,720	$466,068	$133,449
Capital gains	$0	$0	$0	$30	$0

Year Ended 7/29/16:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,641,358	$1,108,961	$1,051,277	$436,128	$112,772
Capital gains	$0	$0	$0	$8,442	$0

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Undistributed tax-exempt income	$41,795	$30,166	$32,774	$6,522	$3,324
Accumulated capital and other losses	(223,429)	(253,939)	(357,662)	0	(18,989)
Post-October losses deferred	(253,811)	(499,534)	(87,138)	(390,463)	(245,770)
Unrealized appreciation/(depreciation)*	2,714,752	1,856,054	1,782,129	756,110	184,419
Total accumulated earnings/(deficit)	$2,279,307	$1,132,747	$1,370,103	$372,169	$(77,016)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds’ capital loss carryforward amounts as of July 31, 2017 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2018	$-	$-	$260,308	$-
Non-expiring S-T losses	133,526	177,427	53,381	18,990
Non-expiring L-T losses	89,901	76,513	43,974	-
Total	$223,427	$253,940	$357,663	$18,990

For the year ended July 31, 2017, NE Muni Fund utilized capital loss carryforwards of $7,702. For the year ended July 31, 2017, NE Muni Fund and NH Muni Fund reclassified accumulated net investment income of $329 and $12, respectively, to accumulated realized gain due to market discount on bonds sold. ME Muni Fund reclassified realized gain of $30 to accumulated net investment income due to distribution adjustment.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2018 so that the net annual operating expenses do not exceed 0.98% for A shares and 0.73% for I shares. After November 29, 2018, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/18		Payable at 1/31/18
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$100,430	$55,210	$27,804
NE Muni Fund	$69,716	$53,228	$21,608
OK Muni Fund	$72,528	$45,384	$20,715
ME Muni Fund	$16,747	$31,276	$8,389
NH Muni Fund	$0	$11,945^	$0+

* After waivers and reimbursements, if any.
^ Advisor reimbursed $5,447.
+ Advisor waived $1,692 in advisory fees payable and reimbursed $1,267 of fees payable to affiliates and other accrued expenses at year end.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/18				Payable at 1/31/18
	Sales		Distribution	Distribution	Sales		Distribution
	Charges	CDSC	Fees*	Fees Waived	Charges	CDSC	Fees*
KS Muni Fund - A	$42,621	$0	$77,659	$0	$0	$0	$13,805
NE Muni Fund - A	$8,756	$0	$61,466	$0	$0	$0	$10,802
OK Muni Fund - A	$14,554	$0	$58,949	$0	$0	$0	$10,354
ME Muni Fund - A	$9,090	$0	$23,865	$0	$0	$0	$4,098
NH Muni Fund - A	$629	$14,638	$5,972	$0	$0	$0	$846

* After waivers.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/18				Payable at 1/31/18
	Transfer Agency Fees	Transfer Agency Fees Waived	Admin. Servive Fees*	Admin. Service Fees Waived	Transfer Agency Fees*	Admin. Service Fees*

KS Muni Fund - A	$41,319	$0	$58,702	$0	$8,220	$11,040
NE Muni Fund - A	$32,985	$0	$49,547	$0	$6,571	$9,305
OK Muni Fund - A	$30,214	$0	$48,138	$0	$4,242	$9,055
ME Muni Fund - A	$14,784	$0	$28,570	$0	$4,311	$5,604
NH Muni Fund - A	$3,482	$0	$15,443	$0	$1,098	$2,644

* After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/18+	7/31/17	7/29/16	7/31/15	7/31/14	7/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$11.13	$10.87	$10.85	$10.56	$11.12

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.30	$0.31	$0.31	$0.32	$0.30
Net realized and unrealized gain (loss) on investments[1]	(0.17)	(0.35)	0.26	0.02	0.29	(0.56)
Total from investment operations	$(0.03)	$(0.05)	$0.57	$0.33	$0.61	$(0.26)

Distributions from net investment income	$(0.14)	$(0.30)	$(0.31)	$(0.31)	$(0.32)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$10.61	$10.78	$11.13	$10.87	$10.85	$10.56

Total Return (excludes any applicable sales charge)	(0.27%)#	(0.42%)	5.30%	3.03%	5.81%	(2.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$60,966	$61,775	$60,489	$58,578	$59,516	$64,405
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of expenses to average net assets before waivers	1.16%^	1.15%	1.18%	1.16%	1.16%	1.17%
Ratio of net investment income to average net assets[2]	2.59%^	2.76%	2.81%	2.80%	2.95%	2.75%
Portfolio turnover rate	7.92%	6.85%	12.10%	10.87%	6.63%	13.40%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
1/31/18+
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.08
Net realized and unrealized gain (loss) on investments[1]	(0.12)
Total from investment operations	$(0.04)

Distributions from net investment income	$(0.08)

NET ASSET VALUE, END OF PERIOD	$10.62

Total Return (excludes any applicable sales charge)	(0.41%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$426
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.92%^
Ratio of net investment income to average net assets[2]	11.11%^
Portfolio turnover rate	7.92%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commenced operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/18+	7/31/17	7/29/16	7/31/15	7/31/14	7/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46	$10.82	$10.48	$10.40	$9.99	$10.69

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.25	$0.27	$0.29	$0.29	$0.29
Net realized and unrealized gain (loss) on investments[1]	(0.15)	(0.36)	0.34	0.08	0.41	(0.70)
Total from investment operations	$(0.03)	$(0.11)	$0.61	$0.37	$0.70	$(0.41)

Distributions from net investment income	$(0.12)	$(0.25)	$(0.27)	$(0.29)	$(0.29)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.46	$10.82	$10.48	$10.40	$9.99

Total Return (excludes any applicable sales charge)	(0.28%)#	(1.01%)	5.94%	3.54%	7.14%	(3.96%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$47,187	$50,095	$46,217	$41,189	$39,734	$41,633
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of expenses to average net assets before waivers	1.20%^	1.18%	1.20%	1.19%	1.20%	1.20%
Ratio of net investment income to average net assets[2]	2.31%^	2.35%	2.58%	2.72%	2.89%	2.72%
Portfolio turnover rate	1.82%	22.92%	7.47%	11.76%	3.88%	23.65%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
1/31/18+
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.07
Net realized and unrealized gain (loss) on investments[1]	(0.11)
Total from investment operations	$(0.04)

Distributions from net investment income	$(0.07)

NET ASSET VALUE, END OF PERIOD	$10.31

Total Return (excludes any applicable sales charge)	(0.51%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.98%^
Ratio of net investment income to average net assets[2]	6.06%^
Portfolio turnover rate	1.82%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commenced operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/18+	7/31/17	7/29/16	7/31/15	7/31/14	7/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$11.74	$12.10	$11.64	$11.60	$11.20	$11.93

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.27	$0.28	$0.29	$0.31	$0.32
Net realized and unrealized gain (loss) on investments[1]	(0.21)	(0.36)	0.46	0.04	0.40	(0.73)
Total from investment operations	(0.08)	$(0.09)	$0.74	$0.33	$0.71	$(0.41)

Distributions from net investment income	$(0.13)	$(0.27)	$(0.28)	$(0.29)	$(0.31)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$11.53	$11.74	$12.10	$11.64	$11.60	$11.20

Total Return (excludes any applicable sales charge)	(0.69%)#	(0.71%)	6.47%	2.82%	6.42%	(3.54%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,915	$47,374	$46,718	$42,427	$38,795	$41,551
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of expenses to average net assets before waivers	1.17%^	1.16%	1.19%	1.18%	1.19%	1.18%
Ratio of net investment income to average net assets[2]	2.20%^	2.30%	2.40%	2.44%	2.72%	2.70%
Portfolio turnover rate	2.87%	5.30%	10.58%	14.53%	1.41%	9.54%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized.
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
1/31/18+
NET ASSET VALUE, BEGINNING OF PERIOD	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.07
Net realized and unrealized gain (loss) on investments[1]	(0.16)
Total from investment operations	$(0.09)

Distributions from net investment income	$(0.07)

NET ASSET VALUE, END OF PERIOD	$11.53

Total Return (excludes any applicable sales charge)	(0.76%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$85
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.94%^
Ratio of net investment income to average net assets[2]	39.44%^
Portfolio turnover rate	2.87%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commenced operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/18+	7/31/17	7/29/16	7/31/15	7/31/14	7/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.88	$11.31	$10.99	$11.00	$10.79	$11.36

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.25	$0.27	$0.27	$0.29	$0.31
Net realized and unrealized gain (loss) on investments[1]	(0.19)	(0.43)	0.33	(0.01)	0.21	(0.57)
Total from investment operations	$(0.07)	$(0.18)	$0.60	$0.26	$0.50	$(0.26)

Less Distributions:
Distributions from net investment income	$(0.12)	$(0.25)	$(0.27)	$(0.27)	$(0.29)	$(0.31)
Distributions from net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00
Returns of Capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.12)	$(0.25)	$(0.28)	$(0.27)	$(0.29)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$10.69	$10.88	$11.31	$10.99	$11.00	$10.79

Total Return (excludes any applicable sales charge)	(0.63%)#	(1.55%)	5.44%	2.37%	4.72%	(2.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,966	$19,811	$20,213	$17,475	$17,451	$17,702
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of expenses to average net assets before waivers	1.31%^	1.25%	1.29%	1.28%	1.28%	1.27%
Ratio of net investment income to average net assets[2]	2.19%^	2.31%	2.39%	2.45%	2.70%	2.76%
Portfolio turnover rate	3.07%	21.81%	1.88%	16.18%	11.27%	11.52%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
1/31/18+
NET ASSET VALUE, BEGINNING OF PERIOD	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.07
Net realized and unrealized gain (loss) on investments[1]	(0.15)
Total from investment operations	$(0.08)

Distributions from net investment income	$(0.07)

NET ASSET VALUE, END OF PERIOD	$10.69

Total Return (excludes any applicable sales charge)	(0.77%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$423
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	1.10%^
Ratio of net investment income to average net assets[2]	11.21%^
Portfolio turnover rate	3.07%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commenced operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/18+	7/31/17	7/29/16	7/31/15	7/31/14	7/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55	$11.07	$10.76	$10.74	$10.55	$11.07

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.22	$0.24	$0.24	$0.28	$0.28
Net realized and unrealized gain (loss) on investments[1]	(0.22)	(0.52)	0.31	0.02	0.19	(0.52)
Total from investment operations	$(0.11)	$(0.30)	$0.55	$0.26	$0.47	$(0.24)

Distributions from net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.24)	$(0.28)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.33	$10.55	$11.07	$10.76	$10.74	$10.55

Total Return (excludes any applicable sales charge)	(1.04%)#	(2.73%)	5.12%	2.45%	4.53%	(2.19%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,633	$5,987	$6,754	$5,164	$4,684	$5,173
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	1.01%	1.08%
Ratio of expenses to average net assets before waivers	1.71%^	1.53%	1.67%	1.71%	1.71%	1.67%
Ratio of net investment income to average net assets[2]	2.09%^	2.04%	2.17%	2.27%	2.68%	2.62%
Portfolio turnover rate	9.00%	53.14%	23.42%	13.08%	4.85%	10.57%

[1]

Net realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[2]	Reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/17	1/31/18	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$ 997.30	$4.94	0.98%
Actual - Class I	$1,000.00	$ 995.90	$1.84	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.26	$5.00	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,010.74	$1.87	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$ 997.20	$4.94	0.98%
Actual - Class I	$1,000.00	$ 994.90	$1.84	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.26	$5.00	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,010.74	$1.87	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$ 993.10	$4.93	0.98%
Actual - Class I	$1,000.00	$ 992.40	$1.82	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.26	$5.00	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,010.74	$1.87	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$ 993.70	$4.93	0.98%
Actual - Class I	$1,000.00	$ 992.30	$1.85	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.26	$5.00	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,010.74	$1.87	0.73%
New Hampshire Municipal Fund
Actual	$1,000.00	$ 989.60	$4.93	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$5.00	0.98%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 186 days in one-half year period, and dividend by 365 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC (“Viking” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, LLC (“IFD”), the Fund’s underwriter; and Integrity Fund Services, LLC (“IFS”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on October 30, 2017, the Board of Trustees, including a majority of the independent Trustees of the Trusts, renewed the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreements.  In determining whether it was appropriate to renew the Advisory Agreements, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission (“SEC”) directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund’s investment performance as compared to standardized industry performance data;

(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser, and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services: The Investment Adviser currently provides services to twelve funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds.  The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Funds’ future performance. The Investment Adviser has a strong culture of compliance and provides quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Investment performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory.  In addition, each of the Funds has been meeting its investment objective.

As of July 31, 2017, the risk for: (1) Kansas Municipal Fund was below average for the 3, 5, and 10-year time periods; (2) Nebraska Municipal Fund was above average for the 3 and 5-year time periods.  It had average risk for the 10-year period; (3) Oklahoma Municipal Fund was above average for the 3 and 5-year periods, and high for the 10-year time period; (4) New Hampshire Municipal Fund was high for the 3-year period, average for the 5-year period, and below average for the 10-year time period; and (5) Maine Municipal Fund was average for the 3, 5 and 10–year time periods.

As of July 31, 2017, the Fund return rating for: (1) Kansas Municipal Fund was average for the 3, 5, and 10-year time periods; (2) Nebraska Municipal Fund was average for the 3, 5, and 10-year time periods; (3) Oklahoma Municipal Fund was average for the 3, 5 and 10-year periods;  (4) New Hampshire Municipal Fund was below average for the 3, 5 and 10-year periods; and (5) Maine Municipal Fund was below average for the 3 and 5- year periods, and average for the 10-year time period.

As of July 31, 2017, the Fund performance for: (1) Kansas Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index.  The returns for the 1, 3, 5, and 10-year periods were above its median classification; (2) Nebraska Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index. The returns for the 3, 5, and 10-year periods were above its median classification. The return for the 1-year time period was below its median classification; (3) Oklahoma Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index. Its returns for the 3, 5, and 10-year periods were above its median classification. The return for the 1-year time period was below its median classification; (4) New Hampshire Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index and the returns for the 3, 5, and 10-year periods were at or above its median classification. The return for the 1-year period was below its median classification; and (5) Maine Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index, and the returns for the 1, 3, 5, and 10-year periods were at or below its median classification.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was not unreasonable in light of the services provided.

Economies of scale: The Board discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale.  The advisory fees are structured appropriately based on the size of the Fund.  The Adviser has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The Adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund’s net expense ratios of 0.98% on Class A shares was comparable to slightly above the average expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship with the Fund except for fees earned for services provided. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and Viking Mutual Funds.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreements would be in the best interest of each of the Funds.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 6, 2018